World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	953,799,020.92	40,835
Yield Supplement Overcollateralization Amount 11/30/14	47,570,203.36	0
Receivables Balance 11/30/14	1,001,369,224.28	40,835
Principal Payments	24,488,163.09	380
Defaulted Receivables	1,246,193.59	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	45,680,834.15	0
Pool Balance at 12/31/14	929,954,033.45	40,412

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	91.77%

Prepayment ABS Speed	1.14%

Overcollateralization Target Amount	41,847,931.51
Actual Overcollateralization	34,938,481.19

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	63.40

Delinquent Receivables:
Past Due 31-60 days	7,968,781.01	329
Past Due 61-90 days	1,721,774.75	74
Past Due 91 + days	428,276.94	17
Total	10,118,832.70	420

Total 31+ Delinquent as % Ending Pool Balance	1.09%

Recoveries	667,112.39

Aggregate Net Losses/(Gains) - December 2014	579,081.20
Current Net Loss Ratio (Annualized)	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Flow of Funds	$ Amount

Collections	28,618,244.08
Advances	6,686.26
Investment Earnings on Cash Accounts	3,319.99
Servicing Fee	(834,474.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	27,793,775.98

Distributions of Available Funds
(1) Class A Interest	644,510.84
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,115,578.89
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	27,793,775.98

Servicing Fee	834,474.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 12/15/14	922,131,131.15
Principal Paid	27,115,578.89
Note Balance @ 01/15/15	895,015,552.26

Class A-1
Note Balance @ 12/15/14	119,801,131.15
Principal Paid	27,115,578.89
Note Balance @ 01/15/15	92,685,552.26
Note Factor @ 01/15/15	49.8309421%

Class A-2a
Note Balance @ 12/15/14	160,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	160,000,000.00
Note Factor @ 01/15/15	100.0000000%

Class A-2b
Note Balance @ 12/15/14	160,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	160,000,000.00
Note Factor @ 01/15/15	100.0000000%

Class A-3
Note Balance @ 12/15/14	354,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	354,000,000.00
Note Factor @ 01/15/15	100.0000000%

Class A-4
Note Balance @ 12/15/14	107,600,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	107,600,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	20,730,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	20,730,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	678,197.09
Total Principal Paid	27,115,578.89
Total Paid	27,793,775.98

Class A-1
Coupon	0.23000%
Interest Paid	23,727.28
Principal Paid	27,115,578.89
Total Paid to A-1 Holders	27,139,306.17

Class A-2a
Coupon	0.60000%
Interest Paid	80,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	80,000.00

Class A-2b
One-Month Libor	0.16080%
Coupon	0.39080%
Interest Paid	53,843.56
Principal Paid	0.00
Total Paid to A-2b Holders	53,843.56

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6862051
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.4357541
Total Distribution Amount	28.1219592

A-1 Interest Distribution Amount	0.1275660
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.7826822
Total A-1 Distribution Amount	145.9102482

A-2a Interest Distribution Amount	0.5000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.5000000

A-2b Interest Distribution Amount	0.3365223
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3365223

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/14	86,838.13
Balance as of 12/31/14	93,524.39
Change	6,686.26

Reserve Account
Balance as of 12/15/14	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68